Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Mar. 31, 2012
Significant Accounting Policies [Line Items]
Financial statements translation rate, Indian rupees (Rs.) equivalence of U.S. $1	50.89
Retail Loans | Personal loans/Credit card
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Retail Loans | Commercial vehicle and construction equipment finance
Significant Accounting Policies [Line Items]
Loans charge off period	180 days
Retail Loans | Housing loans
Significant Accounting Policies [Line Items]
Loans charge off period	720 days
Minimum
Significant Accounting Policies [Line Items]
Bank voting rights	20.00%
Minimum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	150 days
Maximum
Significant Accounting Policies [Line Items]
Bank voting rights	50.00%
Maximum | Retail Loans
Significant Accounting Policies [Line Items]
Loans charge off period	1083 days